INTANGIBLE ASSETS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets
Amortization expense	$ 25,404	$ 16,620	$ 33,240	$ 20,775